United States Security and Exchange Commission


FORM 13F COVER PAGE

Report for the Calendar Year to Quarter Ended: September 30, 2002
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is  a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:			Spero-Smith Investment Advisers, Inc.
Address:			3601 Green Road
				Suite 102
				Cleveland, OH  44122

13F Filer Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit is, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Denise Farkas
Title: 	Senior Vice-President
Phone:	216-464-6266
Signature, Place and Date of Signing:

Denise Farkas	Cleveland, Ohio		October 25, 2002

Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	39

Form 13F Information Table Value Total:	$53,172,185


                                     Title of               Value           Invst  Other   Voting Authority
Name of Issuer                        Class      Cusip    (x$1000) Shares    Disc  Mngrs     Sole  Shared  None

Charter One Financial, Inc.            Com    160903100       2,762   92921  Sole             92921
Johnson & Johnson                      Com    478160104       2,452   45344  Sole             45344
Progressive Corporation Ohio           Com    743315103       2,343   46279  Sole             46279
Harrahs Entertainment Incorporated     Com    413619107       2,308   47875  Sole             47875
Exxon Mobil Corporation                Com    30231G102       2,231   69923  Sole             69923
Fifth Third Bancorp                    Com    316773100       2,156   35215  Sole             35215
General Elec Company                   Com    369604103       2,149   87173  Sole             87173
Kimberly Clark Corporation             Com    494368103       2,096   36998  Sole             36998
Medtronic Incorporated                 Com    585055106       2,063   48972  Sole             48972
MBNA Corporation                       Com    552621100       2,001  108856  Sole            108856
Cardinal Health Incorporated           Com    14149Y108       1,945   31273  Sole             31273
Danaher Corporation Del                Com    235851102       1,938   34085  Sole             34085
Microsoft Corporation                  Com    594918104       1,883   43043  Sole             43043
American International Group Incorpo   Com    026874AN7       1,880   34370  Sole             34370
Citigroup Incorporated                 Com    172967101       1,714   57823  Sole             57823
Pfizer Incorporated                    Com    717081103       1,709   58891  Sole             58891
Target Corporation                     Com    87612E106       1,693   57360  Sole             57360
Amgen Incorporated                     Com    031162100       1,616   38754  Sole             38754
Conocophillips                         Com    20825C104       1,570   33964  Sole             33964
Intel Corporation                      Com    458140100       1,565  112641  Sole            112641
L-3 Communications Hldgs Incorporate   Com    502424104       1,495   28374  Sole             28374
American Elec Pwr Incorporated         Com    025537101       1,412   49511  Sole             49511
Alcoa Incorporated                     Com    013817101       1,384   71699  Sole             71699
Merck & Company Incorporated           Com    589331107       1,325   28980  Sole             28980
Applied Matls Incorporated             Com    037916103       1,223  105920  Sole            105920
Safeway Incorporated Com New           Com    786514208         994   44570  Sole             44570
Cisco Systems Incorporated             Com    17275R102         985   93969  Sole             93969
E M C Corporation Mass                 Com    268648102         543  118740  Sole            118740
Sun Microsystems Incorporated          Com    866810104         477  184012  Sole            184012
Hon Industries Incorporated            Com    438092108         463   18210  Sole             18210
Americredit Corporation                Com    03060R101         437   54100  Sole             54100
International Business Machines        Com    459200101         420    7200  Sole              7200
Telefonos De Mexico C.V.S.A.           Com    879403780         331   11776  Sole             11776
Lincoln Electric Holdings              Com    533900106         311   13925  Sole             13925
BP PLC ADR                             Com    055622104         297    7444  Sole              7444
Second Bancorp, Inc.                   Com    813114105         285   10650  Sole             10650
Unizan Financial Corp                  Com    91528W101         284   14797  Sole             14797
Tellabs Incorporated                   Com    879664100         226   55510  Sole             55510
Procter & Gamble Co.                   Com    742718109         208    2328  Sole              2328